Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions
Related Party Balances and Transactions

13. Related Party Balances and Transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
E-House Enterprise

Mr. Xin Zhou, executive chairman of Leju, is E-House Enterprise’s chairman. E-House Enterprise was a subsidiary of E-House before it became a listed company in Hong Kong in July, 2018. Leju became a subsidiary of E-House Enterprise as of November 4, 2020.

E-House

Under the common control of E-House Holdings until December 30, 2016, and E-House Holdings was the largest shareholder from December 31, 2016 to November 4, 2020. Mr. Xin Zhou, executive chairman of Leju, is E-House’s ultimate controller.(Note 1).

TM Home	The Company’s parent company, which was controlled by E-house Enterprise. TM Home is owned by E-House Enterprise and Alibaba Investment Limited as to approximately 89.207% and 10.793%.
SINA	A shareholder with significant influence
Tencent Holdings Ltd. or certain of its affiliates (“Tencent”)	A shareholder with significant influence
Alibaba Investment Ltd. or certain of its affiliates (“Alibaba”)	A shareholder with significant influence on TM Home, the Company’s controlling shareholder, from November 4, 2021 to August 15, 2023.
Shanghai Tianji Haofang Network Services Ltd. (“Tianji Network”) (formerly known as Shanghai Yunchuang Information & Technology Ltd.)	Mr. Xin Zhou, executive chairman of Leju, is Tianji Network’s ultimate controller by May 2021. Tianji Network became a subsidiary of E-House Enterprise since May 2021.
Yunnan Huixiangju Information & Consultant Ltd. (“Huixiangju”)	One of the Group’s investment affiliates and the Group owns 51% equity interest and has significant influence
Shanghai Quanzhuyi Home Furnishing Accessories Ltd. (“QuanZhuYi”)	One of the Group’s investment affiliates and the Group owns 13.5% equity interest and has significant influence
Jupai Holdings Ltd. (“Jupai”)	Mr. Xin Zhou, executive chairman of Leju, is Jupai’s director. E-House Holdings has significant influence on Jupai and Leju

Subsequent to Leju’s IPO, E-House began charging the Group corporate service fees pursuant to agreements entered into in March 2014 in connection with Leju’s IPO. Under these service arrangements, E-House provides various corporate support services to the Group, including general finance and accounting, human resource management, administrative, internal control and internal audit, operational management, legal and information technology. The termination provisions in the arrangements were amended on November 4, 2020 and E-House continues to provide such services under the amended services arrangements. E-House charges the Group a fee based on an estimate of the actual cost incurred to provide such services, which amounted to $1,352,382 for the year ended December 31 2021.

Since 2022, E-House Enterprise provides such services to the Group. E-House Enterprise charges the Group a fee based on an estimate of the actual cost incurred to provide such services, which amounted to $1,335,164 and $569,092 for the years ended December 31, 2022 and 2023, respectively.

During the years ended December 31, 2021, 2022 and 2023, significant related party transactions were as follows:

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Corporate service provided by E-House under service agreements	1,352,382	—	—
Corporate service provided by E-House Enterprise	—	1,335,164	569,092
Reimbursement to TM Home (Note A)	—	—	3,087,796
Online advertising resources fee recognized as cost of revenues purchased from SINA	10,078,875	110,464	35,259
Online advertising resources fee recognized as cost of revenues purchased from Tencent	18,671,019	14,787,449	13,727,964
Services purchased from/rental cost paid to E-House	886,866	700,726	131,511
Services purchased from E-House Enterprise	20,557,777	7,694,981	9,562,138
Services purchased from Alibaba (Note B)	875,072	855,183	135,987
Services purchased from Jupai	—	24,372	—
Services purchased from Tianji Network (Note C)	69,762	—	—
Total services purchased from related parties	52,491,753	25,508,339	27,249,747
Online advertising services provided to E-House	484,185	—	—
Services provided to E-House Enterprise	36,334	—	—
Services provided to Investing affiliates	548,075	109,934	—
Total online advertising services provided to related parties	1,068,594	109,934	—
Fee paid to Tencent for advertising resources on behalf of customers (Note D)	2,502,309	1,798,079	1,667,914

Note A: In September, 2023, the Company entered into an agreement with TM Home that TM home would entrust the operation of its Online platform business to the Company from October 1, 2023. The Company agreed to reimburse TM Home for any losses generated from the operation. Likewise, any profit from the operation would be shared by the Company. The amounts represent compensation payable to TM Home due to losses generated from the operation. The loss generated from the entrusted operation was recognized as “Other operating income (loss), net”. Such agreement would be subject to renewal upon mutual agreement on December 31, 2024.

Note B: Alibaba became the Company’s related party since 2021.

Note C: The amount represents services purchased from Tianji Network from January to May, 2021 while the amount for the services purchased for the remaining period was included in the amount of E-House Enterprise.

Note D: The Group has determined that it acts as an agent for those arrangements as the Group only earns agreed rebates from certain media outlets and recognizes such rebates as revenue on a net basis. Media outlets grant the Group rebates in the form of prepayments for the media outlets’ services or cash, mainly based on the gross spending of the advertisers. For performance obligations for which it acts as the agent, revenue is recorded net of the costs for advertising placements from suppliers, equal to the amount retained for its fee or commission. Fees paid to Tencent for advertising resources on behalf of customers represent costs paid to Tencent for such arrangements.

The transactions are measured at the amount of consideration established and agreed to by the related parties.

As of December 31, 2022 and 2023 amounts due from related parties were comprised of the following:

	As of December 31,
	2022	2023
	$	$
Tencent (1)	1,855,275	782,140
Alibaba(2)	498,258	239,973
E-House Enterprise(3)	—	30,827,666
E-House (4)	123,010	26,493
Allowance for current expected credit losses	(743)	(12,995,675)
Total	2,475,800	18,880,597

As of December 31, 2022 and 2023, amounts due to related parties were comprised of the following:

	As of December 31,
	2022	2023
	$	$
SINA (5)	1,382,173	1,346,340
Investing affiliates (6)	124,208	150,177
E-House Enterprise (3)	3,298,210	—

Total	4,804,591	1,496,517
(1)	The amounts due from Tencent as of December 31, 2022 and 2023 represent prepaid fees for online advertising resources.
(2)	The amounts due from Alibaba as of December 31 2022 and 2023 represent prepaid fees for online advertising resources and technical service.
(3)	The amounts due from/to E-House Enterprise as of December 31, 2022 and 2023 represent net results for receivable for online advertising revenue from E-House Enterprise, payable for marketing service fees charged by E-House Enterprise and payable to TM Home (See Note A).
(4)	The amount due from E-House as of December 31, 2022 and 2023 was primarily for the prepayment for the service purchased from E-House.
(5)	The amounts due to SINA as of December 31, 2022 and 2023 represent payable for online advertising resources fee.
(6)	The amounts due to affiliates as of December 31, 2022 and 2023 represent the advance from Huixiangju.

The roll forward of the payable to / (receivable from) E-House for the years ended December 31, 2021, 2022 and 2023 is as follows:

		Year Ended December 31,
		2021	2022	2023
		$	$	$
Balance at January 1		129,566	2,201,127	(123,010)
Corporate service provided by E-House under services agreements	(A)	1,352,382	—	—
Service provided to E-House	(A)	(484,185)	—	—
Service purchased from/rental cost paid to E-House	(A)	886,866	700,726	131,511
Net received/(payment)	(B)	316,498	(3,024,863)	(34,994)
Balance at December 31		2,201,127	(123,010)	(26,493)

	As of December 31,
	2022	2023
	$	$
Net results for service fee (A and B)	(123,010)	(26,493)
Amounts due/(from) to E-House	(123,010)	(26,493)
(A)	Represents the services provided by or to E-House.
(B)	Represents net cash flow for activities between the Company and E-House.

The roll forward of the payable to / (receivable from) E-House Enterprise for the years ended December 31, 2021, 2022 and 2023 is as follows:

		Year Ended December 31,
		2021	2022	2023
		$	$	$
Balance at January 1		2,238,543	3,950,839	3,298,210
Corporate service provided by E-House Enterprise	(C)	—	1,335,164	569,092
Service provided to E-House Enterprise	(C)	(36,334)	—	—
Service purchased from E-House Enterprise	(C)	20,557,777	7,694,981	9,562,138
Compensation to TM Home	(D)	—	—	3,087,796
Net payment	(E)	(18,809,147)	(9,682,774)	(47,344,902)
Balance at December 31		3,950,839	3,298,210	(30,827,666)
(C)	Represents services provided by or to E-House Enterprise.
(D)	Represents compensation to TM Home. See Note A above.
(E)	Represents net cash flow for the activities between the Company and E-House Enterprise.